Annual Operating Expenses - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2060 Fund - Fidelity Advisor Freedom 2060 Fund - Class Z6	May 30, 2023
Operating Expenses:
Management fee	0.45%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%	[1]

[1]	A Adjusted to reflect current fees.